PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$1,260	$1,083
Office furniture and equipment	633	577
Leasehold improvements	2,162	1,496
	4,055	3,156
Accumulated depreciation	(1,730)	(1,255)
Depreciated cost	$2,325	$1,901
The depreciation expense for the years ended December 31, 2020 and 2019 were $531 and $332, respectively.